Flow-Through Share Premium Liability (Details) - CAD ($)		12 Months Ended
	Jun. 24, 2024	Dec. 31, 2024	Dec. 31, 2023
Flow-Through Share Premium Liability
Flow through share premium liability at beginning of period		$ 3,137,000	$ 4,557,000
Creation of flow-through share premium liability on issuance of flow-through shares	$ 20,000,000	20,000,000	3,658,000
Settlement of flow-through share premium liability pursuant to qualified expenditures		(17,429,000)	(5,078,000)
Flow through share premium liability at end of period		5,708,000	3,137,000
Flow through share premium liability commitment, year one		27,572,000	15,275,000
Flow through share premium liability remaining commitment		72,428,000	$ 13,483,000
Flow through share premium liability commitment, satisfied, year one		43,889,000
Flow through share premium liability commitment, not satisfied, year one		$ 28,539,000